Schedule of Investments (unaudited) June 30, 2020	iShares® Global Financials ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 5.2%
AMP Ltd.(a)	147,453	$188,322
ASX Ltd.	7,941	466,805
Australia & New Zealand Banking Group Ltd.	117,522	1,508,235
Commonwealth Bank of Australia	73,553	3,515,514
Insurance Australia Group Ltd.	94,308	374,652
Macquarie Group Ltd.	13,646	1,114,279
Medibank Pvt Ltd.	115,984	238,766
National Australia Bank Ltd.	132,387	1,660,725
QBE Insurance Group Ltd.	59,314	361,822
Suncorp Group Ltd.	52,227	331,895
Westpac Banking Corp.	149,595	1,848,781

		11,609,796

Austria — 0.1%
Erste Group Bank AG(a)	12,346	290,501

Belgium — 0.6%
Ageas SA/NV	7,627	270,180
Groupe Bruxelles Lambert SA	3,336	279,813
KBC Group NV	14,211	814,973

		1,364,966

Brazil — 0.5%
B3 SA — Brasil, Bolsa, Balcao	85,339	856,219
Banco do Brasil SA	48,689	285,086

		1,141,305

Canada — 7.6%
Bank of Montreal	26,493	1,405,568
Bank of Nova Scotia (The)	50,180	2,069,833
Brookfield Asset Management Inc., Class A	57,981	1,902,049
Canadian Imperial Bank of Commerce	18,442	1,228,654
Manulife Financial Corp.	80,893	1,096,985
National Bank of Canada	13,962	630,648
Power Corp. of Canada	24,561	430,629
Royal Bank of Canada	59,046	3,993,192
Sun Life Financial Inc.	24,424	894,650
Toronto-Dominion Bank (The)	74,824	3,328,624

		16,980,832

Chile — 0.1%
Banco de Chile, ADR(b)	9,689	171,011
Banco Santander Chile, ADR	6,368	104,435

		275,446

China — 4.5%
Bank of China Ltd., Class H	3,188,000	1,180,520
China Construction Bank Corp., Class H	4,093,720	3,311,759
China Life Insurance Co. Ltd., Class H	304,000	611,887
China Merchants Bank Co. Ltd., Class H	156,000	717,558
Industrial & Commercial Bank of China Ltd., Class H	3,241,000	1,965,396
Ping An Insurance Group Co. of China Ltd., Class H	222,500	2,224,871

		10,011,991

Colombia — 0.1%
Bancolombia SA, ADR	4,681	123,157

Denmark — 0.2%
Danske Bank A/S(a)	28,162	374,647

Finland — 0.7%
Nordea Bank Abp(a)	134,197	926,321
Sampo OYJ, Class A	21,008	722,483

		1,648,804

Security	Shares	Value

France — 2.1%
AXA SA	80,398	$1,680,646
BNP Paribas SA(a)	47,420	1,883,798
Credit Agricole SA(a)	52,343	495,474
SCOR SE(a)	6,684	183,174
Societe Generale SA(a)	33,001	548,563

		4,791,655

Germany — 3.5%
Allianz SE, Registered	17,273	3,526,175
Commerzbank AG(a)	40,906	182,258
Deutsche Bank AG, Registered(a)	86,039	817,916
Deutsche Boerse AG	7,864	1,422,467
Hannover Rueck SE	2,596	447,268
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Registered	5,800	1,507,402

		7,903,486

Hong Kong — 3.3%
AIA Group Ltd.	500,600	4,669,843
Hang Seng Bank Ltd.(b)	30,100	505,262
Hong Kong Exchanges & Clearing Ltd.	49,300	2,099,104

		7,274,209

Italy — 1.4%
Assicurazioni Generali SpA	50,919	770,345
Intesa Sanpaolo SpA(a)	652,871	1,249,202
Mediobanca Banca di Credito Finanziario SpA	29,711	213,234
UniCredit SpA(a)	87,865	808,037

		3,040,818

Japan — 4.9%
Dai-ichi Life Holdings Inc.	49,100	583,912
Daiwa Securities Group Inc.	64,100	267,190
Japan Exchange Group Inc.	22,300	515,100
Mitsubishi UFJ Financial Group Inc.	535,700	2,093,443
Mizuho Financial Group Inc.	1,052,000	1,289,099
MS&AD Insurance Group Holdings Inc.	20,500	562,641
Nomura Holdings Inc.	136,800	611,691
ORIX Corp.	54,600	672,347
Resona Holdings Inc.	92,800	316,372
Sompo Holdings Inc.	15,500	532,590
Sumitomo Mitsui Financial Group Inc.	56,900	1,599,118
Sumitomo Mitsui Trust Holdings Inc.	15,527	435,363
T&D Holdings Inc.	24,800	211,714
Tokio Marine Holdings Inc.	29,000	1,262,845

		10,953,425

Malta — 0.0%
BGP Holdings PLC(a)(c)	608,993	7

Mexico — 0.2%
Grupo Financiero Banorte SAB de CV, Class O	102,490	353,594

Netherlands — 0.9%
ABN AMRO Bank NV, CVA(d)	17,572	151,296
Aegon NV	58,156	173,289
EXOR NV	4,162	237,654
ING Groep NV	163,002	1,134,703
NN Group NV	11,275	378,639

		2,075,581

Norway — 0.2%
DNB ASA	37,800	498,018

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Schedule of Investments (unaudited) (continued) June 30, 2020	iShares® Global Financials ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Peru — 0.2%
Credicorp Ltd.	2,824	$377,484

Singapore — 1.3%
DBS Group Holdings Ltd.	77,100	1,149,550
Oversea-Chinese Banking Corp. Ltd.	169,200	1,091,574
United Overseas Bank Ltd.	48,800	707,662

		2,948,786

South Korea — 0.4%
KB Financial Group Inc., ADR(b)	16,749	465,957
Shinhan Financial Group Co. Ltd., ADR(b)	20,010	481,441

		947,398

Spain — 1.3%
Banco Bilbao Vizcaya Argentaria SA	277,454	954,811
Banco Santander SA(a)	690,052	1,685,307
CaixaBank SA	154,176	329,096

		2,969,214

Sweden — 1.5%
Industrivarden AB, Class A(a)	6,672	151,391
Industrivarden AB, Class C(a)	6,848	155,164
Investor AB, Class B	18,864	995,576
Kinnevik AB, Class B	9,915	260,841
Skandinaviska Enskilda Banken AB, Class A(a)	66,570	576,624
Svenska Handelsbanken AB, Class A(a)	62,835	596,473
Swedbank AB, Class A(a)	38,635	495,137

		3,231,206

Switzerland — 3.5%
Baloise Holding AG, Registered	1,948	292,133
Credit Suisse Group AG, Registered	101,682	1,051,428
Julius Baer Group Ltd.	9,081	379,992
Partners Group Holding AG	779	706,530
Swiss Life Holding AG, Registered	1,390	514,896
Swiss Re AG	12,214	941,750
UBS Group AG, Registered	158,674	1,826,120
Zurich Insurance Group AG	6,232	2,198,021

		7,910,870

Taiwan — 0.5%
Cathay Financial Holding Co. Ltd.	355,000	503,542
CTBC Financial Holding Co. Ltd.	808,000	557,298

		1,060,840

United Kingdom — 6.0%
3i Group PLC	39,810	409,550
Admiral Group PLC	10,379	294,831
Aviva PLC	164,215	555,146
Barclays PLC	683,018	965,633
Direct Line Insurance Group PLC	55,169	184,732
Hargreaves Lansdown PLC	11,206	225,484
HSBC Holdings PLC	854,826	3,998,862
Legal & General Group PLC	243,351	664,212
Lloyds Banking Group PLC	2,906,604	1,119,620
London Stock Exchange Group PLC	13,106	1,353,476
M&G PLC	103,492	214,254
Prudential PLC	107,104	1,612,536
Royal Bank of Scotland Group PLC	189,992	285,461
RSA Insurance Group PLC	41,857	211,943
Schroders PLC	5,773	210,356
St. James’s Place PLC	22,244	261,874
Standard Chartered PLC	109,788	597,014

Security	Shares	Value

United Kingdom (continued)
Standard Life Aberdeen PLC	99,175	$327,919

		13,492,903

United States — 47.8%
Aflac Inc.	30,026	1,081,837
Allstate Corp. (The)	13,006	1,261,452
American Express Co.	27,313	2,600,198
American International Group Inc.	35,716	1,113,625
Ameriprise Financial Inc.	5,060	759,202
Aon PLC, Class A	9,573	1,843,760
Arthur J Gallagher & Co.	7,895	769,684
Assurant Inc.	2,517	259,981
Bank of America Corp.	323,876	7,692,055
Bank of New York Mellon Corp. (The)	33,374	1,289,905
Berkshire Hathaway Inc., Class B(a)	80,584	14,385,050
BlackRock Inc.(e)	6,387	3,475,103
Capital One Financial Corp.	18,910	1,183,577
Cboe Global Markets Inc.	4,583	427,502
Charles Schwab Corp. (The)	47,442	1,600,693
Chubb Ltd.	18,699	2,367,667
Cincinnati Financial Corp.	6,232	399,035
Citigroup Inc.	86,444	4,417,288
Citizens Financial Group Inc.	17,575	443,593
CME Group Inc.	14,844	2,412,744
Comerica Inc.	5,743	218,808
Discover Financial Services	12,684	635,342
E*TRADE Financial Corp.	9,119	453,488
Everest Re Group Ltd.	1,645	339,199
Fifth Third Bancorp	29,615	570,977
First Republic Bank/CA(b)	7,097	752,211
Franklin Resources Inc.	11,298	236,919
Globe Life Inc.	4,061	301,448
Goldman Sachs Group Inc. (The)	12,819	2,533,291
Hartford Financial Services Group Inc. (The)	14,687	566,184
Huntington Bancshares Inc./OH	41,998	379,452
Intercontinental Exchange Inc.	22,658	2,075,473
Invesco Ltd.	15,834	170,374
JPMorgan Chase & Co.	126,321	11,881,753
KeyCorp	40,334	491,268
Lincoln National Corp.	8,001	294,357
Loews Corp.	10,019	343,552
M&T Bank Corp.	5,294	550,417
MarketAxess Holdings Inc.	1,559	780,934
Marsh & McLennan Companies Inc.	21,120	2,267,654
MetLife Inc.	32,064	1,170,977
Moody’s Corp.	6,708	1,842,889
Morgan Stanley	49,596	2,395,487
MSCI Inc.	3,517	1,174,045
Nasdaq Inc.	4,788	572,022
Northern Trust Corp.	8,614	683,435
People’s United Financial Inc.	17,385	201,144
PNC Financial Services Group Inc. (The)	17,570	1,848,540
Principal Financial Group Inc.	10,526	437,250
Progressive Corp. (The)	24,231	1,941,145
Prudential Financial Inc.	16,435	1,000,892
Raymond James Financial Inc.	5,045	347,247
Regions Financial Corp.	39,654	440,953
S&P Global Inc.	9,976	3,286,893
State Street Corp.	14,687	933,359
SVB Financial Group(a)	2,157	464,898
Synchrony Financial	22,239	492,816

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Schedule of Investments (unaudited) (continued) June 30, 2020	iShares® Global Financials ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

United States (continued)
T Rowe Price Group Inc.	9,425	$1,163,988
Travelers Companies Inc. (The)	10,465	1,193,533
Truist Financial Corp.	55,806	2,095,515
U.S. Bancorp	57,064	2,101,097
Unum Group	7,977	132,338
Wells Fargo & Co.	154,959	3,966,950
Willis Towers Watson PLC	5,335	1,050,728
WR Berkley Corp.	5,946	340,646
Zions Bancorp. N.A	6,732	228,888

		107,134,727

Total Common Stocks — 98.6% (Cost: $312,820,801)		220,785,666

Preferred Stocks

Brazil — 0.9%
Banco Bradesco SA, Preference Shares, ADR	185,446	706,549
Itau Unibanco Holding SA, Preference Shares, ADR	201,440	944,754
Itausa SA, Preference Shares, NVS	185,338	323,703

		1,975,006

Total Preferred Stocks — 0.9% (Cost: $3,267,863)		1,975,006

Short-Term Investments

Money Market Funds — 0.3%
BlackRock Cash Funds: Institutional,
SL Agency Shares, 0.52%(e)(f)(g)	642,922	643,758

Security	Shares	Value

Money Market Funds (continued)
BlackRock Cash Funds: Treasury,
SL Agency Shares, 0.13%(e)(f)	80,000	$80,000

		723,758

Total Short-Term Investments — 0.3% (Cost: $722,662)		723,758

Total Investments in Securities — 99.8% (Cost: $316,811,326)		223,484,430

Other Assets, Less Liabilities — 0.2%		478,052

Net Assets — 100.0%		$223,962,482

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period-end.
(g)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the period ended June 30, 2020, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 03/31/20	Shares Purchased	Shares Sold		Shares Held at 06/30/20	Value at 06/30/20	Income		Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	3,911,184	—	(3,268,262	)(b)	642,922	$643,758	$3,994	(c)	$3,586	$338
BlackRock Cash Funds: Treasury, SL Agency Shares	380,000	—	(300,000	)(b)	80,000	80,000	199		—	—
BlackRock Inc.	4,955	2,230	(798)		6,387	3,475,103	19,195		(23,073)	518,725

						$4,198,861	$23,388		$(19,487)	$519,063

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)	Net of purchases and sales.
(c)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Euro STOXX 50 Index	6	09/18/20	$217	$(78)
Hang Seng Index	1	07/30/20	157	(1,661)

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Schedule of Investments (unaudited) (continued) June 30, 2020	iShares® Global Financials ETF

Futures Contracts (continued)

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
S&P Select Sector Financial E-Mini Index	11	09/18/20	$783	$(21,060)

				$(22,799)

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of June 30, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$220,785,659	$—	$7	$220,785,666
Preferred Stocks	1,975,006	—	—	1,975,006
Money Market Funds	723,758	—	—	723,758

	$223,484,423	$—	$7	$223,484,430

Derivative financial instruments(a)
Liabilities
Futures Contracts	$(22,799)	$—	$—	$(22,799)

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

Portfolio Abbreviations — Equity

ADR	American Depositary Receipt

NVS	Non-Voting Shares

4